Investment in equity securities, Equity Securities without Readily Determinable Fair Values (Details)	6 Months Ended
Jun. 30, 2024 USD ($)
Investment in Equity Securities without Readily Determinable Fair Values [Abstract]
Beginning balance	$ 0
Equity securities acquired	2,537,179
Ending balance	2,537,179
Dividend income on equity securities	$ 0